Promissory Notes - Additional Information (Detail) - China United Network Communications Corporation Limited ("CUCL") [member] - Promissory notes [member] - Tranche one [member] ¥ in Billions	Nov. 18, 2019 CNY (¥)
Disclosure of detailed information about borrowings [Line Items]
Nominal amount of notes	¥ 1
Notes maturity period	3 years
Notes interest rate	3.39%